INCOME TAXES - Significant Components of Deferred Tax Liabilities and Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax liabilities:
Intangibles and fixed assets	$ 507,625	$ 804,750
Equity in earnings	2,106	2,816
Other	14,058	16,971
Total deferred tax liabilities	523,789	824,537
Deferred tax assets:
Accrued expenses	16,927	19,458
Net operating loss carryforwards	229,398	257,613
Bad debt reserves	3,656	3,364
Due from iHeartCommunications	202,461	0
Other	24,124	38,128
Total deferred tax assets	476,566	318,563
Less: Valuation allowance	274,219	136,039
Net deferred tax assets	202,347	182,524
Net deferred tax liabilities	$ 321,442	$ 642,013